RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Sep. 25, 2020
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Tender offer provision (as a percentage)		50.00%
BALANCE SHEET
Warrant Liability		$ 13,272,784
Additional paid-in capital		6,657,917
Accumulated deficit		(1,658,775)
STATEMENT OF OPERATIONS
Formation and Operational cost		2,114,129
Net loss		(1,658,775)
STATEMENT OF CASH FLOWS
Net loss		(1,658,775)
Allocation of initial public offering costs to warrant liability		(510,982)
Change in fair value of warrant liability		(406,549)
Initial classification of warrant liability		13,679,333
Initial classification of common stock subject to possible redemption		215,057,051
Change in value of common stock subject to possible redemption		(2,081,607)
Restatement of warrants as derivative liabilities
BALANCE SHEET
Warrant Liability	$ 13,277,000	13,272,784	$ 13,679,333
Additional paid-in capital	5,149,209	6,657,916	5,525,185
Accumulated deficit	(150,095)	(1,658,774)	(526,074)
STATEMENT OF OPERATIONS
Change in fair value of warrant liability	402,333	406,549
Formation and Operational cost	526,074	2,114,129
Net loss	(150,095)	(1,658,774)
STATEMENT OF CASH FLOWS
Net loss	(150,095)	(1,658,774)
Allocation of initial public offering costs to warrant liability	510,982
Change in fair value of warrant liability	402,333	406,549
Initial classification of warrant liability	13,679,333	13,679,333
Initial classification of common stock subject to possible redemption	199,877,947	214,108,147
Change in value of common stock subject to possible redemption	375,978	(1,132,703)
Restatement of warrants as derivative liabilities | As Previously Reported
BALANCE SHEET
Additional paid-in capital	5,040,694	6,553,617	5,014,340
Accumulated deficit	(41,447)	(1,554,342)	(15,092)
STATEMENT OF OPERATIONS
Formation and Operational cost	15,092	1,603,147
Net loss	(41,447)	(1,554,342)
STATEMENT OF CASH FLOWS
Net loss	(41,447)	(1,554,342)
Initial classification of common stock subject to possible redemption	213,557,280	227,787,480
Change in value of common stock subject to possible redemption	(26,355)	(1,539,252)
Restatement of warrants as derivative liabilities | Restatement Adjustment
BALANCE SHEET
Warrant Liability	13,277,000	13,272,784	13,679,333
Additional paid-in capital	108,515	104,299	510,845
Accumulated deficit	(108,648)	(104,432)	(510,982)
STATEMENT OF OPERATIONS
Change in fair value of warrant liability	402,333	406,549
Formation and Operational cost	510,982	510,982
Net loss	(108,648)	(104,432)
STATEMENT OF CASH FLOWS
Net loss	(108,648)	(104,432)
Allocation of initial public offering costs to warrant liability	510,982
Change in fair value of warrant liability	402,333	406,549
Initial classification of warrant liability	13,679,333	13,679,333
Initial classification of common stock subject to possible redemption	(13,679,333)	(13,679,333)
Change in value of common stock subject to possible redemption	402,333	406,549
Ordinary Shares Subject to Possible Redemption Class A | Restatement of warrants as derivative liabilities
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption	$ 200,253,925	$ (212,975,444)	199,877,947
STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic and diluted	19,987,795	21,396,989
Ordinary Shares Subject to Possible Redemption Class A | Restatement of warrants as derivative liabilities | As Previously Reported
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption	$ 213,530,925	$ 226,248,228	213,557,280
STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic and diluted		22,676,053
Ordinary Shares Subject to Possible Redemption Class A | Restatement of warrants as derivative liabilities | Restatement Adjustment
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption	$ (13,277,000)	$ (13,272,784)	(13,679,333)
STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic and diluted	19,987,795	(1,279,064)
Class A Ordinary Shares
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption		$ 268
Class A Ordinary Shares | Restatement of warrants as derivative liabilities
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption	$ 247	268	251
Class A Ordinary Shares | Restatement of warrants as derivative liabilities | As Previously Reported
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption	114	135	114
Class A Ordinary Shares | Restatement of warrants as derivative liabilities | Restatement Adjustment
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption	$ 133	133	$ 137
Class B Ordinary Shares
BALANCE SHEET
Ordinary Shares Subject to Possible Redemption		$ 599
Class B Ordinary Shares | Restatement of warrants as derivative liabilities
STATEMENT OF OPERATIONS
Basic and diluted net loss per share	$ (0.03)	$ (0.26)
Class B Ordinary Shares | Restatement of warrants as derivative liabilities | As Previously Reported
STATEMENT OF OPERATIONS
Basic and diluted net loss per share	(0.01)	(0.25)
Class B Ordinary Shares | Restatement of warrants as derivative liabilities | Restatement Adjustment
STATEMENT OF OPERATIONS
Basic and diluted net loss per share	$ (0.02)	$ (0.01)
Ordinary Shares Not Subject to Possible Redemption Class B | Restatement of warrants as derivative liabilities
STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic and diluted	5,786,039	7,230,225
Ordinary Shares Not Subject to Possible Redemption Class B | Restatement of warrants as derivative liabilities | As Previously Reported
STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic and diluted	5,698,351	6,500,406
Ordinary Shares Not Subject to Possible Redemption Class B | Restatement of warrants as derivative liabilities | Restatement Adjustment
STATEMENT OF OPERATIONS
Weighted average shares outstanding, basic and diluted	87,688	729,819